Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2017			167,847,345
Beginning balance at Dec. 31, 2017	$ 8,638,814	$ 8,579,710	$ 2,058	$ 3,714,563	$ (731,442)	$ 14,274	$ 5,580,257	$ 59,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(3,770)							(3,770)
Repurchase of shares	(304,628)	(304,628)			(304,628)
Share cancellation (in shares)			(11,000,000)
Share cancellation			$ (135)	(541,421)	541,556
Ordinary shares issued, net of tax withholdings	(2,552)	(2,552)		(5,422)	3,223		(353)
Share-based compensation	31,734	31,734		31,734
Total comprehensive income (loss)	287,440	287,120				21,721	265,399	320
Ending balance (in shares) at Mar. 31, 2018			156,847,345
Ending balance at Mar. 31, 2018	8,648,279	8,592,625	$ 1,923	3,199,454	(491,291)	35,995	5,846,544	55,654
Beginning balance (in shares) at Dec. 31, 2017			167,847,345
Beginning balance at Dec. 31, 2017	8,638,814	8,579,710	$ 2,058	3,714,563	(731,442)	14,274	5,580,257	59,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	548,377
Ending balance (in shares) at Jun. 30, 2018			156,847,345
Ending balance at Jun. 30, 2018	8,723,816	8,669,467	$ 1,923	2,963,443	(434,457)	42,585	6,095,973	54,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect due to adoption of new accounting standard	1,241	1,241					1,241
Beginning balance (in shares) at Mar. 31, 2018			156,847,345
Beginning balance at Mar. 31, 2018	8,648,279	8,592,625	$ 1,923	3,199,454	(491,291)	35,995	5,846,544	55,654
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,412)							(1,412)
Repurchase of shares	(100,801)	(100,801)			(100,801)
Ordinary shares issued, net of tax withholdings	(113,474)	(113,474)		(266,298)	157,635		(4,811)
Share-based compensation	30,287	30,287		30,287
Total comprehensive income (loss)	260,937	260,830				6,590	254,240	107
Ending balance (in shares) at Jun. 30, 2018			156,847,345
Ending balance at Jun. 30, 2018	8,723,816	8,669,467	$ 1,923	2,963,443	(434,457)	42,585	6,095,973	54,349
Beginning balance (in shares) at Dec. 31, 2018			151,847,345
Beginning balance at Dec. 31, 2018	8,880,614	8,828,048	$ 1,866	2,712,417	(476,085)	(1,824)	6,591,674	52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,674)							(1,674)
Repurchase of shares	(137,155)	(137,155)			(137,155)
Ordinary shares issued, net of tax withholdings	(668)	(668)		(1,759)	1,639		(548)
Share-based compensation	17,413	17,413		17,413
Total comprehensive income (loss)	211,251	198,540				(35,646)	234,186	12,711
Ending balance (in shares) at Mar. 31, 2019			151,847,345
Ending balance at Mar. 31, 2019	8,969,781	8,906,178	$ 1,866	2,728,071	(611,601)	(37,470)	6,825,312	63,603
Beginning balance (in shares) at Dec. 31, 2018			151,847,345
Beginning balance at Dec. 31, 2018	$ 8,880,614	8,828,048	$ 1,866	2,712,417	(476,085)	(1,824)	6,591,674	52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share cancellation (in shares)	(5,000,000)
Total comprehensive income (loss)	$ 487,215
Ending balance (in shares) at Jun. 30, 2019			146,847,345
Ending balance at Jun. 30, 2019	9,078,175	9,013,009	$ 1,810	2,444,458	(494,545)	(95,900)	7,157,186	65,166
Beginning balance (in shares) at Mar. 31, 2019			151,847,345
Beginning balance at Mar. 31, 2019	8,969,781	8,906,178	$ 1,866	2,728,071	(611,601)	(37,470)	6,825,312	63,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,371)							(1,371)
Repurchase of shares	(169,179)	(169,179)			(169,179)
Share cancellation (in shares)			(5,000,000)
Share cancellation			$ (56)	(262,504)	262,560
Ordinary shares issued, net of tax withholdings	(15,635)	(15,635)		(39,724)	23,675		414
Share-based compensation	18,615	18,615		18,615
Total comprehensive income (loss)	275,964	273,030				(58,430)	331,460	2,934
Ending balance (in shares) at Jun. 30, 2019			146,847,345
Ending balance at Jun. 30, 2019	$ 9,078,175	$ 9,013,009	$ 1,810	$ 2,444,458	$ (494,545)	$ (95,900)	$ 7,157,186	$ 65,166